Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	322,652,016	312,760,305
Common stock, shares outstanding	322,652,016	312,760,305